FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	$ 283,711	$ 217,813
Financial assets at fair value not held for trading expected to be recovered or settled after 12 months		23,000	24,000
Financial assets measured at fair value through other comprehensive income expected to be recovered or settled after 12 months		6,000	7,000
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	28,943	31,251
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,839	5,549
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,530	3,629
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	689	841
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	21,886	21,230
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	125,723	119,137
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	32,743	39,380
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,722	3,895
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	53,372	46,662
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	35,041	27,433
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,487	1,602
Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	38,420
Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	57,031	50,782
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	33,594	16,643
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	21,679	11,821
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	9,461	385
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,450	4,427
Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	1
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	24,986	27,119
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	24,406	26,710
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,423	5,286
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	126	51
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	551	555
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	21,306	20,817
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	580	409
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	7	5
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	322	218
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1	43
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	0
Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
Level 1 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	244,465	174,538
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,468	4,421
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	416	263
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,377	3,542
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	137	269
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	537	345
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	122,933	115,849
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	32,511	39,184
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,203	3,278
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	52,964	46,318
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	33,669	25,445
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,487	1,601
Level 2 | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	38,420
Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	46,074	39,616
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	32,569	14,651
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	21,679	11,821
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	9,461	382
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,427	2,447
Level 2 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	1
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	14,260	16,157
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	69	120
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	27	36
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	16
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	42	68
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,210	2,879
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	226	191
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	519	617
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	86	125
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,371	1,945
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	1
Level 3 | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	0
Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	10,957	11,166
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,025	1,991
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	0	4
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,023	1,980
Level 3 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	283,717	217,814
Financial assets at fair value not held for trading expected to be recovered or settled after 12 months		23,000	24,000
Financial assets measured at fair value through other comprehensive income expected to be recovered or settled after 12 months		6,000	7,000
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	28,949	31,251
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,839	5,549
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,530	3,629
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	689	841
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	21,892	21,230
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	125,723	119,138
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	32,743	39,380
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,722	3,895
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	53,372	46,663
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	35,041	27,433
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,487	1,602
UBS AG | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	38,420
UBS AG | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	57,031	50,782
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	33,594	16,643
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	21,679	11,821
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	9,461	385
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,450	4,427
UBS AG | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	1
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	24,992	27,119
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	24,413	26,710
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,423	5,286
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	126	51
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	551	555
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	21,313	20,817
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	580	409
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	7	5
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	322	218
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1	43
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	244,465	174,539
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,468	4,421
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	416	263
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,377	3,542
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	137	269
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	537	345
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	122,933	115,850
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	32,511	39,184
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,203	3,278
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	52,964	46,319
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	33,669	25,445
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,487	1,601
UBS AG | Level 2 | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	38,420
UBS AG | Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	46,074	39,616
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	32,569	14,651
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	21,679	11,821
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	9,461	382
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,427	2,447
UBS AG | Level 2 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	1
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	14,260	16,157
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	69	120
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	27	36
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	16
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	42	68
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,210	2,879
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	226	191
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	519	617
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	86	125
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,371	1,945
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	1
UBS AG | Level 3 | Measured at fair value on a recurring basis | Brokerage payable designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[2]	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	10,957	11,166
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,025	1,991
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	0	4
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,023	1,980
UBS AG | Level 3 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	$ 0	$ 0

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

[3]
The increases in Securities financing transactions primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.